OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
OTHER CURRENT LIABILITIES

NOTE 6 – OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	Years Ended December 31,
	2018	2017

Accrued payroll and other benefits	$1,659,577	$792,746
Accrued rent and facilities costs	160,544	—
Accrued interest	138,605	42,824
Accrued professional fees	126,384	—
D&O insurance financing payable	52,530	—
Other accrued expenses	30,000	1,526
Deferred revenue	20,631	30,690
Other current liabilities	—	11,236
TOTAL OTHER CURRENT LIABILITIES	$2,188,271	$879,022